UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/13

Item 1. Reports to Stockholders.

The Money Market Portfolios

Financial Highlights

The Money Market Portfolio

	Year Ended June 30,				
	2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:					
Net investment income	—	(—)[a]	—[a]	0.001	0.011
Net realized and unrealized gains (losses)	—[a]	—[a]	—[a]	—[a]	(—)[a]
Total from investment operations	—[a]	—[a]	—[a]	0.001	0.011
Less distributions from net investment income	—	—	(—)[a]	(0.001)	(0.011)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	—%	—%	0.04%	0.06%	1.14%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by affiliates[b]	0.13%[b]	0.13%[b]	0.15%[b,c]	0.15%	0.15%[b]
Net investment income	—%	(—)%[d]	0.04%	0.06%	1.12%
Supplemental data					
Net assets, end of year (000's)	$18,744,530	$14,065,932	$12,092,511	$8,924,640	$8,520,392

[a]Amount rounds to less than $0.001 per share.
[b]Benefit of expense reduction rounds to less than 0.01%.
[c]Benefit of waiver and payment by affiliate rounds to less than 0.01%.
[d]Rounds to less than 0.01%.

The Money Market Portfolios

Statement of Investments, June 30, 2013

The Money Market Portfolio	Principal Amount*	Value
Investments 96.0%		
Certificates of Deposit 16.1%		
Bank of Montreal, Chicago Branch, 0.14%, 7/08/13	$ 60,000,000	$ 60,000,000
Bank of Montreal, Chicago Branch, 0.14%, 7/15/13	500,000,000	499,999,514
Bank of Montreal, Chicago Branch, 0.17%, 8/23/13	400,000,000	400,000,000
Bank of Nova Scotia, Houston Branch, 0.18%, 7/10/13	490,000,000	490,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 7/23/13	175,000,000	175,000,000
Bank of Nova Scotia, Houston Branch, 0.15%, 9/09/13	200,000,000	200,000,000
Royal Bank of Canada, New York Branch, 0.06%, 7/02/13	65,000,000	65,000,000
Royal Bank of Canada, New York Branch, 0.08%, 9/09/13	500,000,000	500,000,000
The Toronto-Dominion Bank, New York Branch, 0.16%, 10/01/13	265,000,000	265,000,000
The Toronto-Dominion Bank, New York Branch, 0.10% - 0.26%, 7/01/13 - 1/06/14	365,000,000	365,000,000
Total Certificates of Deposit (Cost $3,019,999,514)		3,019,999,514
[a]**Commercial Paper 55.8%**		
Bank of Nova Scotia, 7/03/13 (Canada)	70,000,000	69,999,767
Chevron Corp., 7/02/13 - 8/06/13	682,421,000	682,399,565
Colgate-Palmolive Co., 7/16/13 - 7/29/13	103,000,000	102,996,183
Commonwealth Bank of Australia, 7/03/13 (Australia)	250,000,000	249,998,833
Commonwealth Bank of Australia, 7/05/13 (Australia)	200,000,000	199,998,222
Commonwealth Bank of Australia, 7/11/13 - 7/15/13 (Australia)	210,000,000	209,994,356
Commonwealth Bank of Australia, 7/22/13 (Australia)	275,000,000	274,984,425
Export Development Canada, 7/02/13 - 11/25/13 (Canada)	710,323,000	710,054,715
Exxon Mobil Corp., 7/08/13 - 8/16/13	745,000,000	744,969,217
Exxon Mobil Corp., 8/20/13	200,000,000	199,977,778
Johnson & Johnson, 7/01/13	35,585,000	35,585,000
Johnson & Johnson, 7/09/13	400,000,000	399,995,556
Johnson & Johnson, 7/16/13	300,000,000	299,992,500
Merck & Co. Inc., 9/19/13	99,340,000	99,313,509
National Australia Funding, 7/01/13 (Australia)	930,000,000	930,000,000
Nestle Capital Corp., 8/13/13 - 8/19/13 (Switzerland)	182,500,000	182,474,961
Nestle Finance International Ltd., 7/08/13 (Switzerland)	210,000,000	209,998,250
Nestle Finance International Ltd., 7/01/13 - 7/31/13 (Switzerland)	635,650,000	635,633,102
Novartis Finance Corp., 7/01/13 - 7/08/13 (Switzerland)	57,800,000	57,799,699
PepsiCo Inc., 7/22/13 - 8/05/13	384,000,000	383,978,764
Pfizer Inc., 7/03/13	114,000,000	113,999,683
Pfizer Inc., 7/05/13	200,000,000	199,999,111
Procter & Gamble Co., 8/05/13 - 8/06/13	39,750,000	39,747,247
Province of British Columbia, 7/08/13 - 12/13/13 (Canada)	911,216,000	911,022,755
Province of Ontario, 8/07/13 (Canada)	205,000,000	204,978,931
Province of Ontario, 7/08/13 - 12/02/13 (Canada)	727,778,000	727,577,942
The Toronto-Dominion Bank, 7/12/13	225,000,000	224,990,375
The Toronto-Dominion Bank, 8/26/13	90,000,000	89,970,600
Total Capital Canada Ltd., 7/10/13 (France)	210,900,000	210,895,782
Total Capital Canada Ltd., 7/12/13 (France)	80,700,000	80,698,274
Total Capital SA, 7/01/13 (France)	103,315,000	103,315,000
Wal-Mart Stores Inc., 7/24/13	200,000,000	199,985,945
Wal-Mart Stores Inc., 7/01/13 - 7/30/13	666,000,000	665,969,738
Total Commercial Paper (Cost $10,453,295,785)		10,453,295,785

The Money Market Portfolios

Statement of Investments, June 30, 2013 *(continued)*

The Money Market Portfolio	Principal Amount*	Value
Investments (continued)		
U.S. Government and Agency Securities 19.7%		
[a]FHLB,		
7/08/13	$452,000,000	$ 451,998,242
7/24/13	275,950,000	275,945,592
7/31/13	500,000,000	499,977,083
[a]FHLMC, 7/15/13	14,439,000	14,438,719
[a,b]International Bank for Reconstruction and Development,		
7/09/13 (Supranational)	335,000,000	334,995,461
7/17/13 (Supranational)	200,000,000	199,995,556
7/01/13 - 8/05/13 (Supranational)	400,000,000	399,987,556
[a]U.S. Treasury Bills,		
7/05/13	961,450,000	961,447,849
7/11/13	100,000,000	99,998,993
7/18/13	200,000,000	199,998,111
8/08/13	250,000,000	249,989,444
Total U.S. Government and Agency Securities (Cost $3,688,772,606)		3,688,772,606
Municipal Bonds 1.5%		
[c]California State Economic Recovery GO,		
Series C-2, Daily VRDN and Put, 0.03%, 7/01/23	32,400,000	32,400,000
Series C-4, Daily VRDN and Put, 0.04%, 7/01/23	26,790,000	26,790,000
[c]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series A, Weekly VRDN and Put, 0.03%, 10/01/29	60,415,000	60,415,000
Indiana State Finance Authority Industrial Revenue, Development, Midwest Fertilizer Corp. Project, Mandatory Put 7/01/13, 0.20%, 7/01/46	165,000,000	165,000,000
Total Municipal Bonds (Cost $284,605,000)		284,605,000
Total Investments before Repurchase Agreements (Cost $17,446,672,905)		17,446,672,905
[d]**Repurchase Agreements 2.9%**		
Barclays Capital Inc., 0.050%, 7/01/13 (Maturity Value $225,000,938) Collateralized by U.S. Treasury Notes, 1.750%, 1/31/14 (valued at $230,625,040)	225,000,000	225,000,000
Goldman, Sachs & Co., 0.110%, 7/01/13 (Maturity Value $75,000,688) Collateralized by U.S. Government and Agency Securities, 1.25%, 9/28/16 (valued at $76,698,475)	75,000,000	75,000,000
J.P. Morgan Securities LLC, 0.050%, 7/01/13 (Maturity Value $250,001,042) Collateralized by U.S. Government and Agency Securities, 0.000% - 8.950%, 7/2/13 - 5/24/18 (valued at $255,000,597)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $550,000,000)		550,000,000
Total Investments (Cost $17,996,672,905) 96.0%		17,996,672,905
Other Assets, less Liabilities 4.0%		747,857,181
Net Assets 100.0%		$18,744,530,086

See Abbreviations on page 39.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The security is traded on a discount basis with no stated coupon rate.

[b]A supranational organization is an entity formed by two or more central governments through international treaties.

[c]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[d]See Note 1(b) regarding repurchase agreements.

The Money Market Portfolios

Financial Statements

Statement of Assets and Liabilities

June 30, 2013

	The Money Market Portfolio
Assets:	
Investments in securities, at amortized cost	$17,446,672,905
Repurchase agreements, at value and cost	550,000,000
Total investments	$17,996,672,905
Cash	991,444,453
Interest receivable	687,316
Total assets	18,988,804,674
Liabilities:	
Payables:	
Investment securities purchased	242,623,097
Affiliates	1,474,811
Accrued expenses and other liabilities	176,680
Total liabilities	244,274,588
Net assets, at value	$18,744,530,086
Net assets consist of:	
Paid-in capital	$18,747,157,261
Accumulated net realized gain (loss)	(2,627,175)
Net assets, at value	$18,744,530,086
Shares outstanding	18,747,158,860
Net asset value per share	$1.00

Financial Statements *(continued)*

Statement of Operations
for the year ended June 30, 2013

	The Money Market Portfolio
Investment income:	
Interest	$22,950,287
Expenses:	
Management fees (Note 3a)	27,310,322
Custodian fees (Note 4)	232,367
Reports to shareholders	9,599
Professional fees	169,627
Total expenses	27,721,915
Expense reductions (Note 4)	(8,937)
Expenses waived/paid by affiliates (Note 3c)	(4,762,691)
Net expenses	22,950,287
Net investment income	—
Net realized gain (loss) from investments	59,888
Net increase (decrease) in net assets resulting from operations	$ 59,888

Financial Statements *(continued)*

Statements of Changes in Net Assets

	The Money Market Portfolio	
	Year Ended June 30,	
	2013	2012
Increase (decrease) in net assets:		
Operations:		
Net investment income (loss)	$ —	$ (1,598)
Net realized gain (loss) from investments	59,888	84,629
Net increase (decrease) in net assets resulting from operations	59,888	83,031
Capital share transactions (Note 2)	4,678,538,091	1,973,337,943
Net increase (decrease) in net assets	4,678,597,979	1,973,420,974
Net assets (there is no undistributed net investment income at beginning or end of year):		
Beginning of year	14,065,932,107	12,092,511,133
End of year	$18,744,530,086	$14,065,932,107

The Money Market Portfolios

Notes to Financial Statements

The Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statement of Investments, had been entered into on June 28, 2013.

c. Income Taxes

It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Money Market Portfolio

1. Organization and Significant Accounting Policies *(continued)*

c. Income Taxes *(continued)*

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in the Portfolio's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

The Money Market Portfolio

2. Shares of Beneficial Interest

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

	Year Ended June 30,	
	2013	2012
Shares sold	$ 23,759,852,448	$ 24,240,713,227
Shares redeemed	(19,081,314,357)	(22,267,375,284)
Net increase (decrease)	$ 4,678,538,091	$ 1,973,337,943

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

The Money Market Portfolio

3. Transactions with Affiliates *(continued)*

d. Other Affiliated Transactions

At June 30, 2013, the shares of the Portfolio were owned by the following entities:

	Shares	Percentage of Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	16,328,907,621	87.10%
Franklin Money Fund	2,080,344,963	11.10%
Franklin Templeton Money Fund Trust – Franklin Templeton Money Fund	337,906,276	1.80%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2013, the Portfolio had capital loss carryforwards of $2,627,175 expiring in 2017. During the year ended June 30, 2013, the Fund utilized $59,888 of capital loss carryforwards.

At June 30, 2013, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The Money Market Portfolio

6. Fair Value Measurements *(continued)*

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2013, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of these ASUs will not have a material impact on its financial statements.

In June 2013, FASB issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Portfolio is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

The Money Market Portfolio

Abbreviations

Selected Portfolio

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
GO - General Obligation

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2013

The Money Market Portfolios

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1992	139	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	113	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (August 2012); and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	139	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products) (1994-2013), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft financing) (2006-2013).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company (aerospace company); and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	Hess Corporation (exploration and refining of oil and gas) (1998-2013).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) (2010-2012) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (June 2012); and **formerly,** John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	113	None
Principal Occupation During at Least the Past 5 Years: President, Staples Europe (office supplies) (October 2012); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	149	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				
****Rupert H. Johnson, Jr. (1940)** One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since June 2013	139	None
Principal Occupation During at Least the Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 47 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 23 of the investment companies in Franklin Templeton Investments.				
Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since March 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Corporate Counsel, Franklin Templeton Investments; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since March 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance, Franklin Templeton Investments; officer of 47 of the investment companies in Franklin Templeton Investments; and **formerly,** Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).				

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 47 of the investment companies in Franklin Templeton Investments.				
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 47 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. In addition, information specifically furnished to the Board in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. Additionally, a report prepared by Lipper compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such Profitability Analysis Report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including management's explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. The Fund Profitability Analysis Report and other additional material prepared by Management, along with the Lipper Report for the Fund, were sent to each of the Trustees on January 28, 2013. Such material was reviewed and discussed by the independent Trustees among themselves and with Management in a telephonic conference call that took place February 15, 2013. Questions raised in such telephonic conference call were responded to by Management and were discussed at a meeting of independent Trustees held prior to the Board meeting. It was noted that all of the independent Trustees also served as independent Trustees on the Boards of each of the feeder funds and in considering such materials, emphasis was placed on various factors, including those taken into account by such Trustees in approving the investment advisory arrangements for the feeder funds.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's

complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $61,247 for the fiscal year ended June 30, 2013 and $62,345 for the fiscal year ended June 30, 2012.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under

common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $4,600 for the fiscal year ended June 30, 2013 and $50,000 for the fiscal year ended June 30, 2012. The services for which these fees were paid include technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2013 and $3,974 for the fiscal year ended June 30, 2012. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $39,194 for the fiscal year ended June 30, 2013 and $148,476 for the fiscal year ended June 30, 2012. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of

(ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $43,794 for the fiscal year ended June 30, 2013 and $202,450 for the fiscal year ended June 30, 2012.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants. **N/A**

Item 6. Schedule of Investments. **N/A**

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. **N/A**

Item 8. Portfolio Managers of Closed-End Management Investment Companies. **N/A**

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. **N/A**

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to

ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/ Laura F.Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F.Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 27, 2013